Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan [Member]
Defined Contribution Plans Disclosure [Abstract]
Percentage of matching contributions under defined contribution plan (in hundredths)	4.00%
Total expense for defined contribution plans	$ 4,700,000	$ 4,700,000	$ 4,300,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	37,122,000	35,141,000	30,969,000
Benefit obligation [Roll Forward]
Benefit obligation at beginning of year	76,957,000	67,211,000
Service cost	3,260,000	2,583,000	2,419,000
Interest cost	2,557,000	2,659,000	2,778,000
Foreign currency exchange rate changes	(703,000)	799,000
Benefits paid	(5,194,000)	(3,045,000)
Actuarial (gain) loss	(4,295,000)	6,750,000
Benefit obligation at end of year	72,582,000	76,957,000	67,211,000
Change in fair value of plan assets [Roll Forward]
Plan assets at beginning of year	35,141,000	30,969,000
Company contributions	5,701,000	4,075,000
Foreign currency exchange rate changes	(539,000)	973,000
Benefits paid	(5,194,000)	(3,045,000)
Actual gain on plan assets	2,077,000	2,169,000
Plan assets at end of year	37,122,000	35,141,000	30,969,000
Funded status	(35,460,000)	(41,816,000)
Accumulated benefit obligation	68,391,000	70,230,000
Amounts recognized in Consolidated Balance Sheets [Abstract]
Accrued employee and retiree benefits	(40,350,000)	(52,825,000)
Prepaid expenses and other current assets	4,890,000	11,009,000
Net liability	(35,460,000)	(41,816,000)
Components of annual benefit cost [Abstract]
Service cost	3,260,000	2,583,000	2,419,000
Interest cost	2,557,000	2,659,000	2,778,000
Expected return on plan assets	(1,689,000)	(1,428,000)	(1,520,000)
Amortization of prior service cost	172,000	1,971,000	3,112,000
Recognized actuarial loss	3,203,000	799,000	1,388,000
Settlement expense	1,177,000	0	0
Defined benefit expense	8,680,000	6,584,000	8,177,000
Weighted-average liability assumptions [Abstract]
Discount rate (in hundredths)	3.91%	3.27%
Expected return on plan assets (in hundredths)	5.12%	4.76%
Rate of compensation increase (in hundredths)	4.59%	4.01%
Weighted-average cost assumption [Abstract]
Discount rate (in hundredths)	3.27%	4.27%
Expected return on plan assets (in hundredths)	4.76%	5.00%
Rate of compensation increase (in hundredths)	4.01%	4.11%
Amounts recognized in Accumulated Other Comprehensive Income [Abstract]
Prior service cost	1,182,000	1,362,000
Unrecognized net actuarial loss	7,944,000	17,031,000
Other Comprehensive Income (Loss), Pension Adjustment, Net of Tax [Abstract]
Net actuarial (loss) gain arising during the period	3,180,000	(3,947,000)	885,000
Amortization of actuarial loss, included in defined benefit expense	2,006,000	526,000	866,000
Amortization of prior service cost, included in defined benefit expense	108,000	1,205,000	1,901,000
Pension adjustment, net of tax	5,294,000	(2,216,000)	3,652,000
Estimated Future Benefit Payments [Abstract]
Expected Future Benefit Payments in Year One	21,700,000
Expected Future Benefit Payments in Year Two	13,000,000
Expected Future Benefit Payments in Year Three	2,900,000
Expected Future Benefit Payments in Year Four	2,400,000
Expected Future Benefit Payments in Year Five	2,200,000
Expected Future Benefit Payments in Five Fiscal Years Thereafter	18,300,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	22,900,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Expected amoritization of actuarial gain in next fiscal year	600,000
Expected amoritization of prior service cost in next fiscal year	200,000
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	7,369,000	6,651,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	7,369,000	6,651,000
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	29,753,000	28,490,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	29,753,000	28,490,000
Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	6,143,000	5,253,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	6,143,000	5,253,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	6,143,000	5,253,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	6,143,000	5,253,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Domestic [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	7,294,000	5,412,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	7,294,000	5,412,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	7,294,000	5,412,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	7,294,000	5,412,000
Pension Plans, Defined Benefit [Member] | Private Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	23,162,000	24,369,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	23,162,000	24,369,000
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,186,000	1,364,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	1,186,000	1,364,000
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	21,976,000	23,005,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	21,976,000	23,005,000
Pension Plans, Defined Benefit [Member] | Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	0	0
Pension Plans, Defined Benefit [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	523,000	107,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	523,000	107,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	40,000	34,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	40,000	34,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	483,000	73,000
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	483,000	73,000
Pension Plans, Defined Benefit [Member] | Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0	0
Change in fair value of plan assets [Roll Forward]
Plan assets at end of year	$ 0	$ 0